ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	December 31, 2024	December 31, 2023	December 31, 2022
Trade receivables	$152,471	$180,989	$161,373
Less: allowance for credit losses	(15,206)	(9,720)	(12,664)
Total	$137,265	$171,269	$148,709

Trade receivables relate to the sale of services, for which credit is extended based on the Company’s evaluation of the customer’s creditworthiness. The gross contractual amounts of trade receivables at December 31, 2024, December 31, 2023, and December 31, 2022, were $152.5 million, $181.0 million, and $161.4 million, respectively. The movement in the allowance for credit losses is as follows (in US$ thousands):

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Allowance for credit losses at beginning of period	$(9,720)	$(12,664)	$(2,052)
CECL Accounting Standard Adoption (Note 3)	-	-	(2,773)
(Increase) decrease to allowance for the period	(8,844)	410	(8,185)
(Recovery) write-off of credit losses	3,358	2,534	346
Allowance for credit losses at end of period	$(15,206)	$(9,720)	$(12,664)